Postretirement Benefit Plans (Plan Assets Liability) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Pension Asset (Liability) [Abstract]
Actuarial loss (gain)	$ (290)
Pension Benefit Plan [Member]
Pension Asset (Liability) [Abstract]
Funded status	15,800	4,700
Pension Benefit Plan [Member] | Principal pension plans [Member]
Pension Asset (Liability) [Abstract]
Funded status	(22,455)	(9,816)
Pension assets	0	0
Liabilities due within one year	(190)	(170)
Liabilities due after one year	(22,265)	(9,646)
Net amount recognized	(22,455)	(9,816)
Prior service cost	881	1,160
Actuarial loss (gain)	21,105	11,555
Total	21,986	12,715
Estimated Future Amortization Of Prior Service Cost	214
Estimated future amortization of net actuarial gain loss	2,565
Pension Benefit Plan [Member] | Principal pension plans [Member] | Fair Value, Inputs, Level 3 [Member]
Pension Asset (Liability) [Abstract]
Estimated Future Amortization Of Prior Service Cost			210
Estimated future amortization of net actuarial gain loss			3,300
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	12,386	11,059
Defined Benefit Plan Equity Investment Fund Value	10,578	9,781
Defined Benefit Plan Investment Asset Allocation	86.00%	89.00%
Pension Asset (Liability) [Abstract]
Funded status	(3,203)	(2,476)
Pension assets	295	325
Liabilities due within one year	(72)	(67)
Liabilities due after one year	(3,426)	(2,734)
Net amount recognized	(3,203)	(2,476)
Prior service cost	(23)	9
Actuarial loss (gain)	3,533	2,459
Total	3,510	2,468
Estimated Future Amortization Of Prior Service Cost	6
Estimated future amortization of net actuarial gain loss	205
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Investment Asset Allocation	9.00%	11.00%
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Investment Asset Allocation	77.00%	78.00%
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Investment Asset Allocation	14.00%	11.00%
Pension Asset (Liability) [Abstract]
Estimated Future Amortization Of Prior Service Cost			5
Estimated future amortization of net actuarial gain loss			305
Retiree Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets	813	903
Defined Benefit Plan Equity Investment Fund Value	615	727
Defined Benefit Plan Investment Asset Allocation	78.00%	77.00%
Pension Asset (Liability) [Abstract]
Funded status	(9,890)	(9,010)
Liabilities due within one year	(518)	(531)
Liabilities due after one year	(7,927)	(7,095)
Retiree life plans	(1,445)	(1,384)
Net amount recognized	(9,890)	(9,010)
Prior service cost	(24)	963
Actuarial loss (gain)	(71)	(1,667)
Total	(95)	(704)
Retiree Benefit Plan [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Investment Asset Allocation	37.00%	33.00%
Retiree Benefit Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Investment Asset Allocation	41.00%	43.00%
Retiree Benefit Plan [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Investment Asset Allocation	22.00%	24.00%
Pension Asset (Liability) [Abstract]
Estimated Future Amortization Of Prior Service Cost	353		125
Estimated future amortization of net actuarial gain loss	$ 150		$ 5